October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Floating Rate Loan Active ETF | BRLN | Cboe BZX

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares® Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28(a)	$55	$48,951
Auto Parts & Equipment — 0.2%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27(a)	80	80,427
Chemicals — 0.2%
WR Grace Holdings LLC, 5.63%, 08/15/29(a)	100	92,367
Commercial Services — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	77	78,361
Computers — 0.0%
Amentum Holdings Inc., 7.25%, 08/01/32(a)	14	14,501
Engineering & Construction — 0.1%
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	68	72,090
Entertainment — 0.1%
Caesars Entertainment Inc., 4.63%, 10/15/29(a)	45	42,189
Environmental Control — 0.3%
GFL Environmental Inc., 4.00%, 08/01/28(a)	25	23,644
Madison IAQ LLC, 5.88%, 06/30/29(a)	145	137,528
		161,172
Food — 0.1%
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29(a)	55	57,339
Housewares — 0.0%
SWF Holdings I Corp., 6.50%, 10/01/29(a)	35	22,619
Insurance — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(a)	140	139,475
AmWINS Group Inc., 4.88%, 06/30/29(a)	100	94,120
		233,595
Internet — 0.1%
Uber Technologies Inc., 4.50%, 08/15/29(a)	45	43,679
Machinery — 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)	43	44,241
Vertiv Group Corp., 4.13%, 11/15/28(a)	25	23,791
		68,032
Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(a)	55	55,624
Real Estate Investment Trusts — 0.1%
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(a)	25	23,936
Retail — 0.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30(a)	160	145,517
White Cap Buyer LLC, 6.88%, 10/15/28(a)	25	25,082
		170,599
Semiconductors — 0.1%
Entegris Inc., 4.75%, 04/15/29(a)	55	53,282
Software — 0.5%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)	65	61,475
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	94	96,060
Security	Par (000)	Value
Software
Cloud Software Group Inc.
6.50%, 03/31/29(a)	$75	$73,242
9.00%, 09/30/29(a)	29	28,997
		259,774
Telecommunications — 0.0%
Level 3 Financing Inc., 11.00%, 11/15/29(a)	14	15,238
Total Corporate Bonds & Notes — 2.9% (Cost: $1,530,368)		1,593,775
Fixed Rate Loan Interests
Software — 0.2%
Cotiviti Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31(b)	88	88,401
Total Fixed Rate Loan Interests — 0.2% (Cost: $88,251)		88,401
Floating Rate Loan Interests
Advertising — 0.1%
Clear Channel Outdoor Holdings Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.80%, 08/23/28(c)	24	23,686
Aerospace & Defense — 1.5%
Barnes Group Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.19%, 09/03/30(c)	86	85,890
Bleriot U.S. Bidco Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 10/31/30(c)	56	55,799
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.24%, 08/03/29(c)	154	149,655
Kaman Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.10%, 04/21/31(c)	54	54,186
Standard Aero Ltd., 2024 Term Loan B2, 0.00%, 08/24/28(c)	11	10,993
TransDigm Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.10%, 02/28/31(c)	341	341,595
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 03/22/30(c)	117	117,614
		815,732
Airlines — 1.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.63%, 04/20/28(c)	48	49,571
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.25%, 03/21/31(c)	58	57,716
American Airlines Inc.
2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.45%, 01/29/27(c)	79	78,733
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.21%, 06/04/29(c)	110	109,548
2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.65%, 02/15/28(c)	149	148,480
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.52%, 08/27/29(c)	63	62,559
United Airlines Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.38%, 02/22/31(c)	110	110,524
United Airlines, Inc., 2024 1st Lien Term Loan B, 02/22/31(b)(c)	16	16,011

Schedule of Investments (unaudited)
October 31, 2024
iShares® Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines
WestJet Loyalty LP, Term Loan B, 02/14/31(b)(c)	25	$24,983
		658,125
Apparel — 0.3%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.45%, 12/21/28(c)	106	106,246
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.05%, 11/24/28(c)	49	48,895
Hanesbrands Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.44%, 03/08/30(c)(d)	18	18,220
		173,361
Auto Parts & Equipment — 0.8%
Clarios Global LP, 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.19%, 05/06/30(c)	328	327,908
Propulsion BC Newco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.87%, 09/14/29(c)	15	14,965
Tenneco Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.00%), 10.23%, 11/17/28(c)	99	94,339
		437,212
Banks — 0.5%
Ascensus Holdings Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.30%, 08/02/28(c)	265	265,141
Beverages — 0.5%
Naked Juice LLC
Term Loan, (3-mo. CME Term SOFR + 3.25%), 7.95%, 01/24/29(c)	237	177,216
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.70%, 01/24/30(c)	79	43,792
Triton Water Holdings Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.12%, 03/31/28(c)	59	58,783
		279,791
Building Materials — 2.7%
ACProducts Holdings Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.12%, 05/17/28(c)	69	57,204
Chariot Buyer LLC
Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.04%, 11/03/28(c)	208	207,159
2024 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.19%, 11/03/28(c)	46	45,732
CP Atlas Buyer Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.54%, 11/23/27(c)	49	47,658
CPG International Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.72%, 09/19/31(c)	73	73,137
Emrld Borrower LP
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 05/31/30(c)	220	219,865
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 08/04/31(c)	174	173,751
Gulfside Supply Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.78%, 06/17/31(c)	37	36,708
IPS Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.19%, 10/02/28(c)	62	61,781
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.50%, 04/29/29(c)	89	87,800
Potters Borrower LP, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.44%, 12/14/27(c)	59	58,962
Quikrete Holdings Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.94%, 03/19/29(c)	20	19,733
Security	Par (000)	Value
Building Materials
2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.19%, 04/14/31(c)	32	$31,812
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.22%, 04/02/29(c)	42	42,415
Standard Industries Inc./NJ, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.76%, 09/22/28(c)	26	26,136
Summit Materials LLC, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.55%, 01/12/29(c)	24	23,905
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.85%, 08/05/31(c)	264	260,866
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.80%, 10/04/28(c)	20	20,094
		1,494,718
Chemicals — 3.1%
Arc Falcon I Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.29%, 09/30/28(c)	49	49,123
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.79%, 11/24/27(c)	124	123,857
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.75%), 9.10%, 08/27/26(c)	17	15,297
Axalta Coating Systems U.S. Holdings Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 12/20/29(c)	173	173,767
Chemours Co. (The), 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.19%, 08/18/28(c)	70	69,611
Derby Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 11/01/30(c)	121	121,210
Discovery Purchaser Corp., Term Loan, 10/04/29(b)(c)	37	36,901
ECO Services Operations Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.84%, 06/12/31(c)	160	159,024
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.69%, 02/15/30(c)	105	105,755
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.94%, 02/18/30(c)	20	19,862
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.94%, 10/01/31(c)(d)	45	44,775
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.93%), 8.63%, 07/03/28(c)	119	115,687
LSF11 A5 Holdco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.30%, 10/15/28(c)	61	61,060
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.69%, 03/29/28(c)	171	171,773
Nouryon USA LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.63%, 04/03/28(c)	74	73,847
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.10%, 06/20/31(c)	116	116,322
Oxea Holding Drei GmbH
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 8.19%, 12/31/26(c)	55	49,915
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.74%, 12/31/26(c)	7	6,924
Paint Intermediate III LLC, 2024 Term Loan B, (Prime + 2.00%), 10.00%, 10/09/31(c)(d)	40	39,950

Schedule of Investments (unaudited)
October 31, 2024
iShares® Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals
SCIH Salt Holdings Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.09%, 03/16/27(c)	20	$19,814
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.10%, 08/02/30(c)	157	156,482
		1,730,956
Commercial Services — 7.2%
Albion Financing 3 SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.10%, 08/16/29(c)	156	156,643
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.30%, 02/04/28(c)	109	109,310
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.54%, 05/12/28(c)	360	359,476
Anticimex Global AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 8.73%, 11/16/28(b)(c)	45	44,859
APi Group DE Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.69%, 01/03/29(b)(c)	175	174,823
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.55%, 08/06/27(c)	74	73,787
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%, 0.25% PIK), 8.29%, 03/03/25(c)(e)	94	93,567
Belron Finance 2019 LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.54%, 10/16/31(c)	151	151,503
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.10%, 05/04/28(c)	386	386,726
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.05%, 11/24/28(c)	133	133,223
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.44%, 01/31/31(c)	230	230,577
CCRR Parent, Inc., Term Loan B, 03/06/28(b)(c)	30	22,320
Champions Financing Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.85%, 02/23/29(c)	205	199,258
CHG Healthcare Services Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.30%, 09/29/28(c)	49	49,073
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.44%, 10/01/31(c)	236	236,018
Element Materials Technology Group U.S. Holdings Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.35%, 07/06/29(c)	59	59,009
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.59%, 08/01/29(c)	125	124,684
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.58%, 02/21/31(c)(d)	23	23,329
Galaxy U.S. Opco Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.34%, 04/29/29(c)	24	20,391
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.29%, 02/01/29(b)(c)	66	65,457
Security	Par (000)	Value
Commercial Services
Grant Thornton Advisors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.94%, 06/02/31(c)	53	$53,004
Hertz Corp. (The)
2021 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.30%, 06/30/28(c)	58	51,799
2021 Term Loan C, (1-mo. CME Term SOFR + 3.50%), 8.30%, 06/30/28(c)	11	9,923
KUEHG Corp., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 06/12/30(c)	28	27,876
Learning Care Group U.S. No. 2 Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.70%, 08/11/28(c)	8	7,940
Mavis Tire Express Services Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.19%, 05/04/28(b)(c)	191	191,333
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.87%, 07/25/30(c)	35	35,051
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 03/26/31(c)	60	60,090
Prime Security Services Borrower LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.11%, 10/13/30(c)	30	29,845
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.19%, 11/14/30(c)	6	5,953
Spring Education Group Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 10/04/30(c)	53	53,551
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.44%, 06/24/31(c)	89	88,967
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.69%, 12/01/28(c)	201	200,892
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.80%, 11/02/27(c)	90	87,237
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.37%, 02/22/31(c)	94	93,586
Viad Corp., Initial Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.76%, 07/30/28(c)	36	36,204
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.12%, 12/17/28(c)	43	29,424
Wand NewCo 3 Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.91%, 01/30/31(c)	118	117,671
WEX Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.69%, 03/31/28(b)(c)	75	74,869
		3,969,248
Computers — 2.1%
Amentum Government Services Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.94%, 09/29/31(c)	174	173,869
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.57%, 05/25/28(c)	276	198,874
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.57%, 05/25/28(c)	52	37,583
Fortress Intermediate 3 Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.44%, 06/27/31(c)	39	38,919

Schedule of Investments (unaudited)
October 31, 2024
iShares® Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers
Magenta Security Holdings LLC
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.50%5.50% PIK), 6.35%, 07/27/28(c)(e)(f)(g)	27	$9,698
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.50%6.25% PIK), 6.35%, 07/27/28(c)(e)	23	16,150
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.84%, 07/27/28(c)	9	8,674
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 11.60%, 07/27/28(c)	23	21,404
Maximus Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.00%), 6.60%, 05/30/31(c)	25	25,010
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 03/01/29(c)	197	196,476
Peraton Corp.
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.54%, 02/01/28(c)	217	209,968
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.75%), 12.97%, 02/01/29(c)	30	27,158
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.94%, 08/31/28(c)	199	198,606
		1,162,389
Distribution & Wholesale — 1.0%
American Builders & Contractors Supply Co. Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.44%, 01/31/31(c)	99	98,757
Core & Main LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.74%, 07/27/28(c)	113	112,175
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.97%, 02/09/31(c)	162	161,834
Dealer Tire Financial LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.19%, 07/02/31(c)	104	103,966
PAI Holdco Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.60%, 10/28/27(c)	105	96,075
		572,807
Diversified Financial Services — 2.7%
Aretec Group Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.69%, 08/09/30(c)	69	68,127
Castlelake Aviation Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.45%, 10/22/26(c)	118	118,036
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.44%, 04/28/28(c)	222	221,092
CPI Holdco B LLC
2024 Incremental Term Loan B, 05/17/31(b)(c)	69	68,526
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.69%, 05/19/31(c)	136	134,446
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.35%, 04/09/27(c)	309	304,073
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.75%), 11.62%, 04/07/28(c)	50	48,875
Edelman Financial Engines Center LLC (The), 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 7.94%, 04/07/28(b)(c)	120	120,237
Focus Financial Partners LLC, 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.94%, 09/15/31(c)	107	107,450
Security	Par (000)	Value
Diversified Financial Services
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.44%, 05/22/31(c)	20	$20,015
Jane Street Group LLC, 2024 1st Lien Term Loan B, (Prime + 2.00%), 6.69%, 01/26/28(c)	38	37,884
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.76%, 10/21/31(c)(d)	63	62,370
Osaic Holdings Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.69%, 08/17/28(c)	111	111,042
Peer Holding III BV, 2024 USD Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 07/01/31(b)(c)	56	56,053
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 11/05/28(c)	15	15,051
		1,493,277
Electric — 0.7%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.69%, 07/31/30(c)	89	88,271
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.69%, 01/31/31(c)	47	46,614
ExGen Renewables IV LLC, 2020 Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.31%, 12/15/27(c)	36	36,530
NRG Energy Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/16/31(c)	111	110,667
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 2.00%), 6.69%, 12/20/30(c)	80	79,947
		362,029
Electrical Components & Equipment — 0.1%
Energizer Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.76%, 12/22/27(c)	23	22,602
Generac Power Systems Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.34%, 07/03/31(c)	50	49,833
		72,435
Electronics — 1.2%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.47%, 06/20/31(c)(d)	80	79,763
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.19%, 07/02/29(c)	150	149,871
Element Solutions Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.44%, 12/18/30(c)	153	152,962
MX Holdings U.S. Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR + 2.75%), 7.56%, 07/31/28(c)	27	26,964
Roper Industrial Products Investment Co. LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 11/22/29(c)	252	251,474
		661,034
Engineering & Construction — 1.9%
AECOM, 0.00%,	0	—
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.55%, 09/22/28(c)	109	108,795
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.19%, 09/22/28(c)	64	64,560
Arcosa Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.94%, 08/12/31(c)(d)	66	66,099

Schedule of Investments (unaudited)
October 31, 2024
iShares® Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction
Brand Industrial Services Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.75%, 08/01/30(c)	307	$303,173
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.47%, 07/01/31(b)(c)	165	164,618
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.44%, 07/01/31(b)(c)	186	185,586
Construction Partners Inc., Term Loan B, 10/29/31(b)(c)(d)	28	28,000
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.29%, 12/16/27(c)	73	72,784
TransDigm, Inc., 2024 Term Loan, (Prime + 1.50%), 7.32%, 01/19/32(c)	73	73,023
		1,066,638
Entertainment — 5.1%
Bally's Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.14%, 10/02/28(c)	141	135,726
Caesars Entertainment Inc.
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.44%, 02/06/30(c)	39	38,729
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.75%), 7.44%, 02/06/31(c)	350	349,405
Churchill Downs Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.79%, 03/17/28(c)(d)	124	123,469
Crown Finance U.S. Inc., 2024 Term Loan B, 10/31/31(b)(c)	40	39,600
Delta 2 Lux SARL
2024 Term Loan B2, 09/10/31(b)(c)	68	67,755
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.59%, 09/30/31(c)	135	134,802
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 8.69%, 08/31/30(c)	30	29,864
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 11/29/30(c)	202	202,318
Great Canadian Gaming Corp., 2024 Term Loan B, 11/01/29(b)(c)	103	103,199
Herschend Entertainment Co. LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.00%), 7.69%, 08/27/28(c)	49	49,005
Light & Wonder International Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.03%, 04/14/29(c)	157	157,178
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.04%, 03/24/25(c)	26	25,560
Live Nation Entertainment Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.61%, 10/19/26(c)	197	196,838
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.10%, 11/12/29(c)	143	135,836
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.69%, 06/25/31(c)	81	80,696
Penn Entertainment Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.54%, 05/03/29(c)	198	197,795
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.59%, 04/04/29(c)	75	74,573
SeaWorld Parks & Entertainment Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.19%, 08/25/28(c)	73	73,292
Security	Par (000)	Value
Entertainment
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/01/31(c)	69	$68,670
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.64%, 04/29/26(c)	62	62,449
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.55%, 05/18/25(c)	227	227,062
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.34%, 01/24/31(c)	256	255,680
		2,829,501
Environmental Control — 1.5%
Clean Harbors Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.44%, 08/09/28(c)	72	72,713
Covanta Holding Corp.
2021 Term Loan C, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.93%, 11/30/28(c)	3	3,362
2021 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.18%, 11/30/28(c)	44	43,758
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.36%, 11/30/28(c)	75	75,108
2024 1st Lien Term Loan C, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.36%, 11/30/28(c)	4	4,114
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.30%, 10/21/28(c)	177	177,109
GFL Environmental Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.61%, 07/03/31(c)	80	79,844
JFL-Tiger Acquisition Co. Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.26%, 10/17/30(c)	61	60,948
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.89%, 06/21/28(c)	262	262,003
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.04%, 03/09/28(c)	36	17,624
The Action Environmental Group Inc. (The), 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.62%, 10/24/30(c)(d)	24	24,006
		820,589
Food — 4.0%
8th Avenue Food & Provisions Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.55%, 10/01/25(c)	61	59,424
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.05%, 10/25/27(c)	232	232,683
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.44%, 10/25/27(c)	25	24,911
Froneri International Ltd., 2024 USD Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.69%, 09/17/31(c)	391	389,468
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.69%), 9.01%, 05/23/25(c)	15	10,408
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.97%, 11/12/29(c)	30	29,540

Schedule of Investments (unaudited)
October 31, 2024
iShares® Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food
U.S. Foods, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.44%, 11/22/28(c)	20	$19,929
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.44%, 10/03/31(c)	102	102,255
UTZ Quality Foods LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 7.35%, 01/20/28(c)	1,314	1,318,087
		2,186,705
Food Service — 0.3%
Aramark Services Inc.
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.69%, 06/22/30(c)	128	127,547
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.69%, 04/06/28(c)	20	20,000
		147,547
Forest Products & Paper — 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.54%, 09/07/27(c)	116	115,953
Health Care - Products — 2.4%
Avantor Funding Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.79%, 11/08/27(c)	61	61,111
Bausch & Lomb Corp.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 05/10/27(c)	208	207,808
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.69%, 09/29/28(c)	89	89,510
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.62%, 10/19/27(c)	103	102,778
Medline Borrower LP
2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.94%, 10/23/28(c)	158	157,964
2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.44%, 10/23/28(c)	486	486,453
Reverb Buyer Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.19%, 11/01/28(c)	29	21,796
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.84%, 05/30/31(c)	200	200,126
		1,327,546
Health Care - Services — 1.8%
Catalent Pharma Solutions Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.86%, 02/22/28(c)	129	128,542
Concentra Health Services Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.94%, 07/28/31(b)(c)(d)	30	30,037
Examworks Bidco Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.80%, 11/01/28(c)	160	160,230
Fortrea Holdings Inc., Term Loan B, (6-mo. CME Term SOFR + 3.75%), 8.49%, 07/01/30(c)	4	3,716
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 07/03/28(c)	25	25,132
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 07/03/28(c)	6	6,262
IQVIA Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 01/02/31(c)	43	42,771
Security	Par (000)	Value
Health Care - Services
Parexel International Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.69%, 08/09/28(c)	170	$169,360
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.70%, 11/18/27(c)	105	104,586
Raven Acquisition Holdings LLC, Term Loan B, 10/24/31(b)(c)	49	48,654
Star Parent Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 09/27/30(c)	135	131,516
Surgery Center Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.49%, 12/19/30(c)	101	100,795
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.19%, 01/08/27(c)	29	29,261
		980,862
Holding Companies - Diversified — 0.2%
Intrado Corp., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.10%, 01/31/30(c)	30	29,861
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 01/27/31(c)	99	98,801
		128,662
Home Furnishings — 0.8%
AI Aqua Merger Sub Inc., 2021 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.36%, 07/31/28(c)	159	159,125
Tempur Sealy International Inc., 2024 Term Loan B, 10/03/31(b)(c)	45	44,963
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.05%, 10/30/27(c)	224	211,700
		415,788
Housewares — 0.6%
Hunter Douglas Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.57%, 02/26/29(c)	158	156,868
Restoration Hardware Inc.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.30%, 10/20/28(c)	20	18,864
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.04%, 10/20/28(c)	20	19,053
Springs Windows Fashions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 8.80%, 10/06/28(c)	166	136,432
		331,217
Insurance — 6.4%
Alliant Holdings Intermediate, LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.76%, 09/19/31(c)	475	472,786
AmWINS Group Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.05%, 02/19/28(c)	235	234,812
Amynta Agency Borrower Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.44%, 02/28/28(c)	139	139,526
AssuredPartners Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.19%, 02/14/31(c)	388	388,117
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.05%, 12/23/26(c)	139	139,147
2021 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.05%, 07/31/27(c)	35	34,509

Schedule of Investments (unaudited)
October 31, 2024
iShares® Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.04%, 08/19/28(c)	85	$84,832
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.25%), 10.05%, 01/31/28(c)	65	62,446
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.25%), 10.05%, 01/20/29(c)	65	61,866
Baldwin Insurance Group Holdings LLC (The), 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 7.94%, 05/26/31(c)	145	144,859
HUB International Ltd., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.37%, 06/20/30(c)	368	368,240
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.19%, 02/15/31(c)	144	144,568
Jones DesLauriers Insurance Management Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.40%, 03/15/30(c)	65	64,737
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.94%, 09/15/31(c)	128	128,243
Sedgwick Claims Management Services Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.59%, 07/31/31(c)	326	326,535
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 05/06/31(c)	313	313,197
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.35%, 05/06/32(c)	56	56,686
USI Inc./New York
2024 Term Loan (2030), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 09/27/30(c)	145	144,727
2024 Term Loan (2029), (3-mo. CME Term SOFR + 2.75%), 7.35%, 11/22/29(c)	232	231,713
		3,541,546
Internet — 3.0%
Barracuda Networks Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.09%, 08/15/29(c)	119	112,021
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.09%, 11/08/27(c)	129	129,589
Gen Digital Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.44%, 09/12/29(c)	288	286,660
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.44%, 05/30/31(c)	203	202,157
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.69%, 11/09/29(c)	66	65,580
ION Trading Finance Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.02%, 04/01/28(c)	14	13,993
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.94%, 05/03/28(c)	156	155,336
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 10.94%, 02/23/29(c)	31	30,734
Proofpoint Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.69%, 08/31/28(c)	327	327,012
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.44%, 03/15/30(c)	339	337,719
Security	Par (000)	Value
Internet
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.38%, 07/20/28(c)	9	$8,676
		1,669,477
INVESTMENT COMPANIES — 0.0%
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.94%, 06/27/29(c)	12	12,004
Leisure Time — 1.3%
Alterra Mountain Co., 2024 Term Loan B5, (1-mo. CME Term SOFR + 3.50%), 8.19%, 05/31/30(c)	90	89,738
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.44%, 08/08/27(c)	48	48,329
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.83%, 07/22/30(c)(d)	150	148,265
Hayward Industries Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.50%), 7.30%, 05/30/28(c)	24	24,224
Sabre GLBL Inc.
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.30%, 12/17/27(c)	70	64,448
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.30%, 12/17/27(c)	45	41,017
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.00%), 9.79%, 06/30/28(c)	25	23,589
Whatabrands LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.44%, 08/03/28(c)	290	289,466
		729,076
Lodging — 2.0%
Aimbridge Acquisition Co. Inc., 2019 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 02/02/26(c)	166	138,605
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.08%, 01/27/29(c)	268	268,049
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.44%, 11/30/29(c)	207	207,125
Hilton Domestic Operating Co. Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.49%, 11/08/30(c)	129	128,960
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.44%, 01/05/29(c)	16	15,685
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.94%, 03/14/31(c)	220	219,420
Wyndham Hotels & Resorts Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.44%, 05/24/30(c)	111	111,374
		1,089,218
Machinery — 1.6%
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.10%, 05/14/28(b)(c)(d)	48	48,439
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29(c)	326	326,272
TK Elevator U.S. Newco Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30(c)	312	312,351
Vertiv Group Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR + 2.00%), 6.85%, 03/02/27(c)	198	198,386
		885,448

Schedule of Investments (unaudited)
October 31, 2024
iShares® Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery - Diversified — 0.6%
Arcline FM Holdings LLC, 2024 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.57%, 06/23/28(b)(c)	122	$122,438
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.09%, 03/15/30(c)	41	41,470
SPX FLOW Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.19%, 04/05/29(c)	162	162,093
		326,001
Machinery- Construction & Mining — 0.0%
Clark Equipment Co., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/20/29(c)	13	12,947
Manufacturing — 0.5%
Cube A&D Buyer Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.13%, 10/17/31(c)	33	33,014
Gates Global LLC, 2024 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 6.94%, 06/04/31(b)(c)	189	188,896
Madison Safety & Flow LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.97%, 09/26/31(c)	32	32,120
		254,030
Media — 1.5%
A L PARENT LLC, 0.00%,	79	79,467
Altice Financing SA, USD 2017 1st Lien Term Loan, (6-mo. LIBOR US at 0.00% Floor + 2.75%), 7.43%, 01/31/26(c)	39	37,786
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.59%, 12/07/30(c)	41	41,163
COGECO Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.30%, 09/01/28(c)	39	38,763
CSC Holdings LLC, 2019 Term Loan B5, (6-mo. LIBOR US at 0.00% Floor + 2.50%), 7.17%, 04/15/27(c)	188	174,862
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.85%, 08/02/27(c)	20	19,728
Gray Television Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 10.09%, 06/04/29(c)	20	19,317
NEP Group Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.25%1.50% PIK), 8.12%, 08/19/26(c)(e)	140	135,237
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.05%, 09/25/26(c)	191	167,429
Sinclair Television Group Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 8.54%, 04/21/29(c)	17	13,479
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR at 0.00% Floor + 2.93%), 7.84%, 01/31/29(c)	25	24,944
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.25%), 8.17%, 01/31/29(c)	24	23,370
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.42%, 04/30/28(c)	30	29,542
		805,087
Metal Fabricate & Hardware — 0.0%
AZZ Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.19%, 05/13/29(c)	19	19,160
Packaging & Containers — 0.9%
Charter Next Generation Inc.
2024 Term Loan B1, 12/01/30(b)(c)	38	37,801
Security	Par (000)	Value
Packaging & Containers
2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.69%, 12/01/27(c)	243	$242,736
LABL Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%), 9.79%, 10/29/28(c)	109	106,390
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 04/15/27(c)	49	49,498
Pregis TopCo Corp., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.69%, 07/31/26(c)(h)	27	26,595
Trident TPI Holdings, Inc., 2024 Term Loan B7, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.19%, 09/15/28(c)	43	43,470
		506,490
Pharmaceuticals — 1.9%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.19%, 05/04/28(c)	99	100,225
Bausch Health Americas Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 10.04%, 02/01/27(c)	75	73,532
Elanco Animal Health Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.69%, 08/01/27(c)	107	106,715
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 8.70%, 10/01/27(c)	158	151,543
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.94%, 05/05/28(c)	227	226,754
Option Care Health Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.94%, 10/27/28(c)	48	48,295
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.26%, 05/19/31(c)	100	99,513
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.04%, 04/20/29(c)(d)	107	106,815
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.69%, 08/01/31(c)	106	106,000
		1,019,392
Pipelines — 1.0%
Buckeye Partners LP, 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.69%, 11/22/30(b)(c)	35	34,825
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.38%, 12/21/28(c)	236	234,611
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.09%, 10/04/30(c)	9	9,130
New Fortress Energy Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.59%, 10/27/28(c)	60	56,110
NGL Energy Partners LP, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.44%, 02/03/31(b)(c)	47	46,635
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 07/25/31(c)	14	13,991
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.92%, 10/05/28(c)	153	153,374
		548,676
Real Estate — 0.5%
CoreLogic Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.30%, 06/02/28(c)	204	202,314
Cushman & Wakefield U.S. Borrower LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.69%, 01/31/30(c)	37	37,391

Schedule of Investments (unaudited)
October 31, 2024
iShares® Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate
Cushman & Wakefield U.S. Borrower, LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.94%, 01/31/30(c)	30	$29,900
		269,605
Real Estate Investment Trusts — 0.1%
RHP Hotel Properties LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.94%, 05/18/30(c)	71	71,393
Retail — 2.2%
1011778 BC Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.44%, 09/20/30(c)	144	142,542
Beacon Roofing Supply Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.69%, 05/19/28(c)	87	86,969
Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.59%, 01/29/31(c)	195	192,338
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.94%, 05/12/30(c)	25	24,906
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.54%, 12/15/27(c)	139	138,970
LBM Acquisition LLC, Term Loan B, 12/17/27(b)(c)	25	24,950
LS Group OpCo. Acquistion LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.69%, 04/23/31(c)	76	75,802
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.54%, 02/11/28(c)	73	72,511
Speedster Bidco GmbH, 2024 EUR Term Loan B, 10/17/31(b)(c)	164	163,590
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.94%, 10/19/29(c)	279	278,728
		1,201,306
Semiconductors — 0.6%
Entegris Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 07/06/29(c)	70	70,057
MKS Instruments Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.99%, 08/17/29(c)	195	194,860
Synaptics Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.22%, 12/02/28(c)	45	44,817
		309,734
Software — 12.1%
Applied Systems Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 02/24/31(c)	312	312,305
Aristocrat Technologies Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.25%), 6.95%, 05/24/29(b)(c)	35	35,095
AthenaHealth Group Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.94%, 02/15/29(c)	330	328,889
Azalea Topco Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.19%, 04/30/31(c)	74	73,914
BCPE Pequod Buyer Inc., USD Term Loan B, 09/19/31(b)(c)	98	97,926
Boxer Parent Co. Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.34%, 07/30/31(c)	120	119,591
CACI International Inc., Term Loan B, 10/30/31(b)(c)(d)	42	42,000
Capstone Borrower Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 06/17/30(b)(c)	25	24,965
CCC Intelligent Solutions Inc., Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.05%, 09/21/28(c)	238	237,642
Security	Par (000)	Value
Software
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 07/06/29(c)	329	$326,352
Cloud Software Group Inc.
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 03/30/29(c)	525	524,289
2024 Third Amendment Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 03/21/31(c)	133	132,937
Cloudera Inc.
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.54%, 10/08/28(c)	187	184,351
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.79%, 10/08/29(c)(d)	30	28,650
Cotiviti Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.09%, 05/01/31(c)	279	278,799
Dayforce Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.40%), 6.99%, 02/26/31(c)(d)	222	222,746
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.94%, 06/26/31(c)(d)	61	59,780
Dun & Bradstreet Corp. (The), 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.47%, 01/18/29(c)	508	508,531
Ellucian Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.29%, 10/09/29(c)	223	223,606
Genesys Cloud Services Holdings II LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.69%, 12/01/27(c)	218	218,661
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.94%, 10/27/28(c)	272	271,946
Mitchell International Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 7.94%, 06/17/31(c)	210	208,135
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.94%, 06/17/32(c)	34	33,419
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.10%, 07/01/31(c)	80	76,500
Neon Maple U.S. Debt Mergersub Inc., 2024 Term Loan B1, 07/18/31(b)(c)	159	158,404
Planview Parent Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 12/17/27(c)	19	18,925
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.75%), 7.55%, 03/13/28(c)	92	91,938
PointClickCare Technologies Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.60%, 12/29/27(c)(d)	47	46,707
PointClickCare Technologies, Inc., 2024 USD Term Loan B, 11/03/31(b)(c)	27	27,026
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.85%, 06/02/28(c)	357	354,226
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.15%, 07/16/31(c)	117	117,106
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 06/28/30(c)	133	132,444
RealPage Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.00%), 7.80%, 04/24/28(c)	211	207,722

Schedule of Investments (unaudited)
October 31, 2024
iShares® Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software
SS&C Technologies Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.69%, 05/09/31(c)	202	$202,172
Thunder Generation Funding LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.61%, 10/03/31(c)	51	51,038
UKG Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.62%, 02/10/31(c)	265	264,756
Veritas U.S. Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.80%, 09/01/25(c)	49	46,509
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.04%, 04/11/31(c)(d)	243	242,949
Waystar Technologies Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.44%, 10/22/29(c)	58	58,301
Zelis Payments Buyer Inc., Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.44%, 09/28/29(c)	95	93,536
		6,684,788
Telecommunications — 1.8%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.15%, 08/15/28(c)	139	110,578
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.76%, 10/24/30(c)	54	54,437
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.19%, 09/27/29(c)	71	64,039
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.55%, 04/30/28(c)	17	15,718
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.94%, 09/20/30(c)	46	45,192
Level 3 Financing Inc.
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.28%, 04/15/30(c)	25	25,575
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.28%, 04/15/29(c)	60	61,167
Lumen Technologies Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.35%), 7.18%, 04/15/29(c)	89	80,341
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.35%), 7.18%, 04/15/30(c)	29	26,305
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.69%, 06/01/28(b)(c)	3	3,192
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.44%, 01/25/31(c)	92	91,534
Viasat Inc.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.19%, 03/02/29(c)	39	35,435
2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.44%, 05/30/30(c)	29	25,788
Zayo Group Holdings Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.80%, 03/09/27(c)	400	375,232
		1,014,533
Transportation — 1.0%
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B2, 10/31/31(b)(c)	59	58,905
Security	Par (000)	Value
Transportation
2024 1st Lien Term Loan B1, 10/31/31(b)(c)	154	$153,953
Genesee & Wyoming Inc. (New), 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/10/31(c)	275	274,260
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.04%, 12/15/26(c)	38	38,242
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 03/17/30(c)	11	10,864
		536,224
Total Floating Rate Loan Interests — 83.5% (Cost: $46,051,069)		46,029,084
	Shares
Common Stocks
Diversified Telecommunication Services — 0.0%
Learfield Communications LLC, NVS, (Acquired 09/06/23, Cost $ 3,910)(d)(i)	312	20,904
Total Common Stocks — 0.0% (Cost $3,910)		20,904
Investment Companies
Exchange Traded Funds — 5.6%
iShares 0-5 Year High Yield Corporate Bond ETF(j)	25,250	1,084,992
iShares Broad USD High Yield Corporate Bond ETF(j)	28,000	1,039,640
iShares iBoxx $ High Yield Corporate Bond ETF(j)	12,175	963,530
		3,088,162
Total Investment Companies — 5.6% (Cost $3,009,266)		3,088,162
Total Long-Term Investments — 92.2% (Cost: $50,682,864)		50,820,326
Short-Term Securities
Money Market Funds — 13.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(j)(k)	7,580,000	7,580,000
Total Short-Term Securities — 13.8% (Cost: $7,580,000)		7,580,000
Total Investments — 106.0% (Cost: $58,262,864)		58,400,326
Liabilities in Excess of Other Assets — (6.0)%		(3,300,706)
Net Assets — 100.0%		$55,099,620

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Schedule of Investments (unaudited)
October 31, 2024
iShares® Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)

(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $20,904, representing less than 0.05% of its net assets as of period end, and an original cost of $3,910.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$8,020,000	$—	$(440,000)(a)	$—	$—	$7,580,000	7,580,000	$87,983	$—
iShares 0-5 Year High Yield Corporate Bond ETF	1,292,582	—	(211,044)	(1,397)	4,851	1,084,992	25,250	20,048	—
iShares Broad USD High Yield Corporate Bond ETF	738,000	297,680	—	—	3,960	1,039,640	28,000	11,977	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,113,304	—	(155,796)	915	5,107	963,530	12,175	15,170	—
				$(482)	$13,918	$10,668,162		$135,178	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Credit Default Swaps - Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B+	USD	850	$66,864	$60,299	$6,565

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited)
October 31, 2024
iShares® Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 4.90%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	1,000	$26,481	$(148)	$26,629
1-Day SOFR, 4.90%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	500	11,960	(148)	12,108
1-Day SOFR, 4.90%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/25	USD	250	5,940	(295)	6,235
1-Day SOFR, 4.90%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/25	USD	500	7,250	(2,449)	9,699
1-Day SOFR, 4.90%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	500	2,482	(6,637)	9,119
1-Day SOFR, 4.90%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	500	(3,795)	(2,166)	(1,629)
									$50,318	$(11,843)	$62,161
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,593,775	$—	$1,593,775
Fixed Rate Loan Interests	—	88,401	—	88,401
Floating Rate Loan Interests	—	44,542,715	1,486,369	46,029,084
Common Stocks	—	—	20,904	20,904
Investment Companies	3,088,162	—	—	3,088,162
Short-Term Securities
Money Market Funds	7,580,000	—	—	7,580,000
Unfunded Floating Rate Loan Interests(a)	—	5	—	5
	$10,668,162	$46,224,896	$1,507,273	$58,400,331

Schedule of Investments (unaudited)
October 31, 2024
iShares® Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)

Fair Value Hierarchy as of Period End
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$6,565	$—	$6,565
Interest Rate Contracts	—	63,790	—	63,790
Liabilities
Interest Rate Contracts	—	(1,629)	—	(1,629)
	$—	$68,726	$—	$68,726

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Grand Total
Assets:
Opening balance, as of July 31, 2024	20,280	1,871,765	34	1,892,079
Transfers into Level 3	—	484,364	—	484,364
Transfers out of Level 3	—	(1,151,185)	—	(1,151,185)
Accrued discounts/premiums	—	144	—	144
Net realized gain (loss)		(128)	—	(128)
Net change in unrealized appreciation (depreciation)(a)(b)	624	(1,251)	(34)	(661)
Purchases	—	383,040	—	383,040
Sales	—	(100,380)	—	(100,380)
Closing balance, as of October 31, 2024	20,904	1,486,369	—	1,507,273
Net change in unrealized appreciation (depreciation) on investment still held at October 31, 2024(b)	624	(1,979)	—	(1,355)
(a) Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at
October 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CPI	Consumer Price Index
GO	General Obligation
LIBOR	London Interbank Offered Rate

NVS	Non-Voting Shares
PIK	Payment-in-kind
PILOT	Payment in Lieu of Taxes
SOFR	Secured Overnight Financing Rate